Related Party Transaction	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Abstract]
Related Party Transaction

7. Related Party Transactions

During 2002, a shareholder who is also an employee and member of the Company’s board of directors loaned the Company $109,000. During 2003, the same shareholder loaned the Company an additional $40,000. During 2005, the same shareholder loaned the Company an additional $25,000. In December 2005, the Company approved a request from the shareholder to exchange the total loan amount of $174,000 plus accrued interest of $24,529 for 264,705 shares of common stock at $0.75 per share which were committed to be issued at December 31, 2005. These shares were issued on January 3, 2006. In connection with this transaction which was based on the same terms as the private placement conducted at the same time, the Company also issued warrants to the shareholder to purchase up to 330,881 shares of common stock at an exercise price of $0.935 per share. In December 2007, the employee exercised all of these warrants.

The Company paid a non-employee member of the Board $82,500 for consulting services performed in 2009, and issued 70,000 shares of common stock at a fair market value of $70,000 in July 2009.

The Company paid one non-employee member of the Board $135,000 for consulting services performed in 2010. The Company paid another non-employee member of the Board $56,500 for consulting services performed in 2010.

The Company paid one non-employee member of the Board $105,000 for consulting services performed in 2011 as of July 12, 2011, the day of his resignation from the Board. The Company paid two other non-employee members of the Board $129,000 for consulting services performed as of December 31, 2011.

The Company paid one non-employee member of the board $54,000 for consulting services performed as of December 31, 2012. The Company paid another non-employee member of the board $75,000 for consulting services performed as of December 31, 2012 and issued 100,000 fully vested warrants in exchange for services. Consulting costs charged to operations were $47,520 for the services for which these warrants were issued. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value, determined using the Black-Scholes option-pricing model. The Company paid a third non-employee member of the board $75,000 for consulting services performed as of December 31, 2012.